PREPAID EXPENSES	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
PREPAID EXPENSES

As at September 30, 2019 and December 31, 2018, the Company had the following prepaid expenses:

	September 30, 2019	December 31, 2018
	$	$

Market Registration Fees	-	8,751
Legal Retainer	2,284	13,460

	2,284	22,211